Share-Based Compensation - Schedule of Performance-Based Share Activity (Detail) - Performance Shares - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Restricted Shares
Granted	7,000,000	600,000	0	12,000,000
CNH Industrial EIP
Restricted Shares
Nonvested at beginning of year		6,632,100
Granted		617,140
Forfeited/Cancelled		(1,940,500)
Vested		0
Nonvested at end of year	6,632,100	5,308,740	6,632,100
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year		$ 9.14
Granted		8.69
Forfeited/Cancelled		6.82
Vested		0.00
Nonvested at end of year	$ 9.14	$ 7.92	$ 9.14